Commitments and Contingencies (Details Narrative)				1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 01, 2018 USD ($)	Jan. 10, 2018 USD ($)	Jan. 05, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2016 shares	Jan. 20, 2016 shares
Common stock shares outstanding | shares										200
Monthly rent expenses						$ 23,069	$ 39,690
First Lease [Member]
Monthly rent expenses				$ 1,952
Lease expires date				Sep. 30, 2020	Sep. 30, 2020
Second Lease [Member]
Monthly rent expenses				$ 1,417
Lease expires date				Sep. 30, 2019	Sep. 30, 2019
Class C Common Stock [Member]
Common stock shares outstanding | shares						73,400,000	73,400,000	73,400,000	0
Number of shares issued for acquisition | shares							25,000,000	25,000,000
Shares issued price per share | $ / shares						$ 0.20	$ 0.20	$ 0.20
Obligation repaid							$ 5,000,000	$ 5,000,000
Claim expiration date							Aug. 29, 2018	Aug. 29, 2018
Guangxi Houde Mega Health Enterprise [Member]
Ownership percentage						70.00%	70.00%
Guangxi Houde Mega Health Enterprise [Member] | Class C Common Stock [Member]
Common stock shares outstanding | shares						5,000,000	5,000,000
RMB [Member] | First Lease [Member]
Monthly rent expenses | ¥					¥ 12,353
RMB [Member] | Second Lease [Member]
Monthly rent expenses | ¥					¥ 8,964
HKPU Project [Member] | Hong Kong Special Administrative Region [Member]
Payments for project costs	$ 71,000
HKPU Project [Member] | October 1, 2018 [Member] | UBI Hong Kong [Member]
Payments for project costs							$ 88,000
HKPU Project [Member] | April 1, 2019 [Member] | UBI Hong Kong [Member]
Payments for project costs							88,000
HKPU Project [Member] | May 11, 2018 [Member] | UBI Hong Kong [Member]
Project cost due						$ 82,000	82,000
HKPU Project [Member] | May 24, 2018 [Member] | Hong Kong Special Administrative Region [Member]
Project cost due						82,000	82,000
HKPU Project [Member] | With in Thirty Days after the Acceptance [Member] | UBI Hong Kong [Member]
Payments for project costs							314,000
HKPU Project [Member] | Hong Kong, Dollars [Member]
Project cost		$ 3,018,750
HKPU Project [Member] | Hong Kong, Dollars [Member] | Hong Kong Special Administrative Region [Member]
Payments for project costs	$ 561,198
HKPU Project [Member] | Hong Kong, Dollars [Member] | UBI Hong Kong [Member]
Payments for project costs							2,457,552
HKPU Project [Member] | Hong Kong, Dollars [Member] | April 1, 2018 [Member] | UBI Hong Kong [Member]
Payments for project costs							687,934
HKPU Project [Member] | Hong Kong, Dollars [Member] | October 1, 2018 [Member] | UBI Hong Kong [Member]
Payments for project costs							687,934
HKPU Project [Member] | Hong Kong, Dollars [Member] | April 1, 2019 [Member] | UBI Hong Kong [Member]
Payments for project costs							687,934
HKPU Project [Member] | Hong Kong, Dollars [Member] | May 11, 2018 [Member] | UBI Hong Kong [Member]
Project cost due						643,647	643,647
HKPU Project [Member] | Hong Kong, Dollars [Member] | May 24, 2018 [Member] | Hong Kong Special Administrative Region [Member]
Project cost due						$ 643,647	643,647
HKPU Project [Member] | Hong Kong, Dollars [Member] | First Installments [Member]
Project cost			$ 561,198
HKPU Project [Member] | Hong Kong, Dollars [Member] | First Installments [Member] | January 12, 2018 and January 16, 2018 [Member]
Payments for project costs			$ 561,198
HKPU Project [Member] | Hong Kong, Dollars [Member] | Three Months of Completion [Member] | UBI Hong Kong [Member]
Payments for project costs							393,750
HKPU Project [Member] | Hong Kong, Dollars [Member] | With in Thirty Days after the Acceptance [Member] | UBI Hong Kong [Member]
Payments for project costs							$ 2,457,522